Inventories (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Excess of LIFO replacement cost over carrying value	$ 307,706,000	$ 303,344,000
Net gain (loss) on liquidation of inventories	$ (13,472,000)	$ 2,526,000	$ 179,152,000